Financing receivables, net (Schedule Of Accounts Financing Receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Less: allowance for expected credit loss on financing receivables	$ (18,213)	$ (18,556)	$ (20,317)
Financing receivables, net	0	0
Micro-credit personal loans
Financing receivables, gross	$ 18,213	$ 18,556